Inventories (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventory Footnote [Abstract]
Inventory Write Down	$ 21	$ 48	$ 60
Inventory Long Term [Abstract]
Metals in process	331	324
Ore stockpiles	27	25
Supplies	0	1
Inventory gross long term	358	350
Less: Heap leach inventory	(331)	(324)
Total Long-term inventory	27	26
Inventory Short Term [Abstract]
Metals in process	184	115
Gold on hand (dore/bullion)	77	75
Ore stockpiles	324	227
Uranium oxide and sulfuric acid	43	34
Supplies	255	252
Inventory gross short term	883	703
Less: Heap leach inventory	(91)	(40)
Total Short-term inventory	$ 792	$ 663